Income Taxes - Schedule of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income (Loss) Before Income Taxes [Abstract]
Domestic (Israel)	$ (35,290)	$ (20,291)	$ (27,959)
Foreign	(1,220)	724	727
LOSS BEFORE INCOME TAXES	$ (36,510)	$ (19,567)	$ (27,232)